Incentive Plans (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended				0 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended				3 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014 item	Mar. 31, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Total Shareholder Return Performance Units [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Feb. 11, 2014 2013 Long-Term Incentive Plan [Member]	Mar. 31, 2014 2013 Long-Term Incentive Plan [Member]	Dec. 31, 2013 2013 Long-Term Incentive Plan [Member]	Dec. 31, 2013 2013 Long-Term Incentive Plan [Member]	Feb. 12, 2014 2013 Long-Term Incentive Plan [Member]	Aug. 30, 2013 2013 Long-Term Incentive Plan [Member]	Feb. 11, 2014 2013 Long-Term Incentive Plan [Member] Nonqualified Stock Options [Member]	Mar. 31, 2014 2013 Long-Term Incentive Plan [Member] Nonqualified Stock Options [Member]	Mar. 03, 2014 2013 Long-Term Incentive Plan [Member] Restricted Stock Units [Member]	Feb. 11, 2014 2013 Long-Term Incentive Plan [Member] Restricted Stock Units [Member]	Feb. 11, 2014 2013 Long-Term Incentive Plan [Member] Performance Units [Member]	Feb. 11, 2014 2013 Long-Term Incentive Plan [Member] Return On Average Capital Employed Performance Units [Member]	Mar. 31, 2014 2013 Long-Term Incentive Plan [Member] Return On Average Capital Employed Performance Units [Member]	Feb. 11, 2014 2013 Long-Term Incentive Plan [Member] Total Shareholder Return Performance Units [Member]	Mar. 31, 2014 2013 Long-Term Incentive Plan [Member] Total Shareholder Return Performance Units [Member] entity	Mar. 31, 2014 2013 Stock Plan For Non-Employee Directors [Member]	Dec. 31, 2013 2013 Stock Plan For Non-Employee Directors [Member]	Mar. 31, 2014 2013 Stock Plan For Non-Employee Directors [Member] Restricted Stock Units [Member]	Dec. 31, 2013 MUSA 2013 Plan [Member]	Dec. 31, 2013 Murphy Oil [Member]	Dec. 31, 2012 Murphy Oil [Member]	Dec. 31, 2011 Murphy Oil [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans	2		2
Maximum number of shares authorized for incentive plan												5,500,000			5,500,000	10,000,000										500,000	500,000
Maximum number of shares per employee												1,000,000		1,000,000
Maximum amount payable												$ 5,000,000		$ 5,000,000
Shares granted			625,101										977,623				127,400
Shares granted, exercise price																	$ 39.46
Shares granted, fair value determination method						Monte Carlo												Black-Scholes
Shares granted, fair value					$ 20.34			$ 12.37		$ 17.74	$ 11.44
Restricted stock units issued																			53,475	39,250	78,500						28,413	22,437	352,522
Restricted stock units issued, weighted average grant date fair value																			$ 40.00	$ 39.46		$ 39.46		$ 43.41				$ 39.07
Award vesting period							2 years		3 years														3 years		3 years	3 years	3 years			2 years
Number of companies in total shareholder return peer comparison group																									17
Shares available for grant													4,522,377	4,522,377													471,587
Minimum grant date fair value of options replaced																														$ 32.53
Maximum grant date fair value of options replaced																														$ 40.25
Share based compensation allocated	2,500,000	2,800,000
Cash received from options exercised	13,000	0
Related income tax benefitrecognized in income	5,000	0	3,287,000	2,946,000	3,677,000																									625,000	1,851,000	1,173,000
Unrecognized compensation cost related to stock option awards	3,800,000		15,187,000
Unrecognized compensation cost related to stock option awards, weighted average period for recognition	1 year 10 months 24 days		2 years 9 months 18 days
Stock option exercises																													0
Stock options vested																													0
Unrecognized compensation cost related to restricted stock awards	$ 18,100,000
Unrecognized compensation cost related to restricted stock awards, weighted average period of recognition	2 years 10 months 24 days